                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         EdgePoint Investment Group Inc.
                 --------------------------------
   Address:      150 Bloor Street West, Suite 500
                 --------------------------------
                 Toronto, Ontario
                 -------------------------------
                 M5S 2X9
                 -------------------------------

Form 13F File Number: 28-14674
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick Farmer
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   416.848.9797
         -------------------------------

Signature, Place, and Date of Signing:

                                         Toronto, ON       May 7, 2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-14674                    EdgePoint Investment Group Inc.
       ---------------          ------------------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 34
                                        --------------------

Form 13F Information Table Value Total: 1,564,392
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

NAME OF ISSUER                     TITLE OF CLASS   CUSIP     VALUE USD SHARES    SH/  PUT/ INVESTMENT OTHER      VOTING AUTHORITY
                                                              (x$1000)            PRN  CALL DISCRETION MANAGER      SOLE SHARED NONE
Alere Inc Prefs                    PERP PFD CONV SE 01449J204     3,819    15,845  SH             Sole            15,845
Alere Inc.                         COM              01449J105    57,160 2,197,600  SH             Sole         2,197,600
Altera Corp.                       COM              21441100     76,841 1,929,700  SH             Sole         1,929,700
AMN Healthcare Services Inc.       COM              1744101      41,014 6,768,100  SH             Sole         6,768,100
Bank of Nova Scotia                COM              64149107     40,626   727,600  SH             Sole           727,600
Canadian Imperial Bank Of Commerce COM              136069101     8,890   116,700  SH             Sole           116,700
Cisco Systems Inc.                 COM              17275R102    57,386 2,713,300  SH             Sole         2,713,300
Delphi Automotive                  SHS              G27823106    29,757   941,700  SH             Sole           941,700
DIGI International Inc             COM              253798102     2,318   211,000  SH             Sole           211,000
EXFO Inc                           SUB VTG SHS      302046107    26,390 3,767,700  SH             Sole         3,767,700
Fortune Brands Home & Security Inc COM              34964C106    31,688 1,435,800  SH             Sole         1,435,800
Gran Tierra Energy Inc.            COM              38500T101     9,505 1,512,400  SH             Sole         1,512,400
IMRIS INC                          COM              45322N105     9,768 2,989,500  SH             Sole         2,989,500
International Game Technology      COM              459902102   107,292 6,390,250  SH             Sole         6,390,250
Intl Rectifier Corp                COM              460254105    82,632 3,581,800  SH             Sole         3,581,800
JPMorgan Chase & Co                COM              46625H100    61,981 1,348,000  SH             Sole         1,348,000
Knoll Inc                          COM NEW          498904200    45,099 2,710,290  SH             Sole         2,710,290
Merit Medical Systems Inc          COM              589889104    51,967 4,184,150  SH             Sole         4,184,150
MI Developments Inc                COM              55304X104    44,713 1,295,200  SH             Sole         1,295,200
National Instruments Corp          COM              636518102    16,598   582,000  SH             Sole           582,000
Pool Corp                          COM              73278L105    30,680   819,900  SH             Sole           819,900
Progressive Corp                   COM              743315103    87,483 3,774,100  SH             Sole         3,774,100
Research In Motion                 COM              760975102    22,465 1,531,750  SH             Sole         1,531,750
Ryanair Hldgs Plc Adr              SPONSORED ADR    783513104   110,063 3,033,700  SH             Sole         3,033,700
Semgroup Corp Class A              CL  A            81663A105    46,493 1,595,500  SH             Sole         1,595,500
Shuffle Master Inc                 COM              825549108    40,483 2,300,200  SH             Sole         2,300,200
Team Inc                           COM              878155100    35,397 1,143,686  SH             Sole         1,143,686
Thomson Reuters Corp.              COM              884903105     2,230    77,400  SH             Sole            77,400
Tim Hortons Inc.                   COM              88706M103    36,426   683,200  SH             Sole           683,200
Toronto Dominion Bank              COM NEW          891160509    43,548   514,800  SH             Sole           514,800
Wellpoint Inc                      COM              94973V107   117,855 1,596,950  SH             Sole         1,596,950
Wells Fargo & Co                   COM              949746101   105,560 3,092,000  SH             Sole         3,092,000
Western Union Co                   COM              959802109    50,538 2,871,500  SH             Sole         2,871,500
XILINX Inc                         COM              983919101    29,727   816,000  SH             Sole           816,000
                                                              ---------
                                                              1,564,392